PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

11     PROPERTY AND EQUIPMENT

The following table summarizes the movement in the net book value of property and equipment for the year ended December 31:

During 2025, the Group acquired property and equipment in the amount of US$27 (2024: US$17), which were not paid for as of year-end. Related payables are included in Trade & other payables.

Net book value	Telecomm- unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total
As of January 1, 2025	311	25	19	31	238	624
Additions	5	—	1	257	29	292
Modifications and reassessments	—	—	—	—	92	92
Disposals	(1)	—	—	—	(3)	(4)
Depreciation charge for the year	(78)	(3)	(6)	—	(53)	(140)
Impairment	(7)	—	—	(1)	(1)	(9)
Impairment reversal	—	—	—	1	—	1
Transfer and reclassification	226	7	9	(242)	—	—
Translation adjustment	(4)	—	—	(1)	(2)	(7)
As of December 31, 2025	452	29	23	45	300	849
Net book value	Telecomm- unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets	Total
As of January 1, 2024	288	28	20	26	235	597
Additions	1	—	—	161	22	184
Modifications and reassessments	—	—	—	—	53	53
Disposals	(1)	—	—	—	(3)	(4)
Depreciation charge for the year	(65)	(3)	(5)	—	(45)	(118)
Divestment and reclassification as held for sale	(1)	—	—	—	—	(1)
Impairment	(3)	—	—	(1)	—	(4)
Impairment reversal	—	—	—	1	—	1
Transfer & reclassification	119	3	7	(153)	—	(24)
Translation adjustment	(27)	(3)	(3)	(3)	(24)	(60)
As of December 31, 2024	311	25	19	31	238	624

Right-of-use assets and lease liabilities

The Group leased telecommunications equipment, various buildings used to place the underlying constructions and office and other equipment. Rental contracts are typically made for fixed periods of from 1 to 7 years, although may have extensions.

The following table summarizes the movement in the net book value of right-of-use assets (“ROU”) for the year ended December 31:

Net book value	ROU – Telecommunications Equipment	ROU – Land, Buildings and Constructions	ROU – Office and Other Equipment	Total
As of January 1, 2025	229	5	4	238
Additions	25	1	3	29
Modifications and reassessments	88	4	—	92
Disposals	(3)	—	—	(3)
Depreciation charge for the year	(49)	(2)	(2)	(53)
Impairments	(1)	—	—	(1)
Translation adjustment	(2)	—	—	(2)
As of December 31, 2025	287	8	5	300
Net book value	ROU – Telecommunications Equipment	ROU – Land, Buildings and Constructions	ROU – Office and Other Equipment	Total
As of January 1, 2024	225	7	3	235
Additions	18	1	3	22
Modifications and reassessments	53	—	—	53
Disposals	(3)	—	—	(3)
Depreciation charge for the year	(41)	(2)	(2)	(45)
Translation adjustment	(23)	(1)	—	(24)
As of December 31, 2024	229	5	4	238

Right-of-use assets as of December 31, 2025 and 2024 are included within “Property and equipment.” Included in modifications and reassessments for the year ended December 31, 2025 is US$66 (2024: $38) of passive infrastructure which the Group sold to an entity under common control and leased back.

COMMITMENTS

Capital commitments for the future purchase of equipment are as follows as of December 31:

	2025	2024
Less than 1 year	26	40
Total commitments	26	40

Capital commitments arising from telecommunications licenses

The Group’s ability to generate revenue is dependent upon the operation of the wireless telecommunications networks authorized under its various licenses for GSM-900/1800, “3G” (UMTS/WCDMA) mobile radiotelephone communications services, “4G” (LTE) and “5G.”

Under the license agreements, operating companies are subject to certain commitments, such as territory or population coverage, level of capital expenditures and number of base stations to be fulfilled within a certain timeframe. If we are found to be involved in practices that do not comply with applicable laws or regulations, we may be exposed to significant fines, the risk of prosecution or the suspension or loss of our licenses, frequency allocations, authorizations or various permissions, any of which could harm our business, financial condition, results of operations or cash flows.

After expiration of the license, our operating companies might be subject to additional payments for renewals, as well as new license capital and other commitments.

ACCOUNTING POLICIES

Property and equipment is stated at cost, net of any accumulated depreciation and accumulated impairment losses.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of Group assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	5 – 20 years
Buildings and constructions	5 – 30 years
Office and other equipment	2 – 8 years
Right-of-use assets	Equivalent lease term

Each asset’s residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.

Where applicable, the Group has applied sale and leaseback accounting principles, whereas the right-of-use asset arising from the leaseback is measured at the proportion of the previous carrying amount of the asset that relates to the right of use retained by the Group. Accordingly, the Group recognizes only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor.

SOURCE OF ESTIMATION UNCERTAINTY

Depreciation and amortization of non-current assets

Depreciation and amortization expenses are based on management estimates of useful life, residual value and amortization method of property and equipment and intangible assets. Estimates may change due to technological developments, competition, changes in market conditions and other factors and may result in changes in the estimated useful life and in the amortization or depreciation charges. Technological developments are difficult to predict and our views on the trends and pace of developments may change over time. Some of the assets and technologies in which the Group invested several years ago are still in use and provide the basis for new technologies.

The useful lives of property and equipment and intangible assets are reviewed at least annually, taking into consideration the factors mentioned above and all other relevant factors. Estimated useful lives for similar types of assets may vary between different entities in the Group due to local factors such as growth rate, maturity of the market, historical and expected replacements or transfer of assets and quality of components used. Estimated useful life for right-of-use assets is directly impacted by the equivalent lease term, refer to Note 14 for more information regarding source of estimation uncertainty for lease terms.